Financial Risk Management - Foreign Exchange Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R)	Jun. 30, 2026 ZAR (R)	Jun. 30, 2026 ZAR (R)	Jun. 30, 2026 ZAR (R) ZAR_per_AUD	Jun. 30, 2026 ZAR (R) southAfricanRandPerUSDollar	Jun. 30, 2026 ZAR (R) australianDollarPerPapuaNewGuineanKina	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 ZAR (R) ZAR_per_AUD	Jun. 30, 2025 ZAR (R) southAfricanRandPerUSDollar	Jun. 30, 2025 ZAR (R) australianDollarPerPapuaNewGuineanKina	Jun. 30, 2024 ZAR (R) R / $	Jun. 30, 2026 R / $	Jun. 30, 2026 ZAR_per_AUD	Jun. 30, 2026 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2026 australianDollarPerUSDollar	Jun. 30, 2025 R / $	Jun. 30, 2025 ZAR_per_AUD	Jun. 30, 2025 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2025 australianDollarPerUSDollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate risk hedged limit (as a percent)			25.00%
Foreign exchange risk exposure term	24 months
Closing rate												18.19	16.39	11.35	3.09		17.75	11.68	2.72
Foreign exchange translation loss		R (2,385)					R (819)					R (943)
Remeasurement of gold hedging contracts		4,727					(4,842)					R (499)
Floor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing daily foreign exchange rate				10.96	15.73	2.67			11.29	17.10	2.42
Cap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing daily foreign exchange rate				12.05	18.20	3.20			12.41	19.75	2.75
Current derivative financial instruments | Not designated as hedging instrument | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	R 83	83	R 83	R 83	R 83	R 83	264	R 264	R 264	R 264	R 264
Currency risk | Rand Against AUD | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,222	1,222	1,222	1,222	1,222	1,222	0	0	0	0	0
Increase by 4% (2024: 3%), impact on earnings		61					0
Decrease by 4% (2024: 3%), impact on earnings		(61)					0
Closing rate | ZAR_per_AUD														11.35				0
Currency risk | US$ against AU$ | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	3,937	3,937	R 3,937	3,937	3,937	3,937	2,796	R 2,796	2,796	2,796	2,796
Increase by 4% (2024: 3%), impact on earnings		197					112
Decrease by 4% (2024: 3%), impact on earnings		(197)					(112)
Closing rate | australianDollarPerUSDollar																0.69				0.66
Currency risk | Financial assets | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent			5.00%					4.00%
Reasonably possible decrease in risk variable percent			5.00%					4.00%
Currency risk | Derivative financial instruments | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	83	83	R 83	83	83	83	288	R 288	288	288	288
Reasonably possible increase in risk variable percent			3.00%					4.00%
Increase by 4% (2024: 3%), impact on earnings		22					162
Reasonably possible decrease in risk variable percent			3.00%					4.00%
Decrease by 4% (2024: 3%), impact on earnings		(21)					(143)
Closing rate | R / $													16.39				17.75
Currency risk | Borrowings | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	6,604	6,604	R 6,604	6,604	6,604	6,604	1,777	R 1,777	1,777	1,777	1,777
Reasonably possible increase in risk variable percent			3.00%					4.00%
Increase by 4% (2024: 3%), impact on earnings		198					71
Reasonably possible decrease in risk variable percent			3.00%					4.00%
Decrease by 4% (2024: 3%), impact on earnings		(198)					(71)
Closing rate | R / $													16.39				17.75
Currency risk | Borrowings | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	2,872	2,872	R 2,872	2,872	2,872	2,872	0	R 0	0	0	0
Reasonably possible increase in risk variable percent			5.00%
Increase by 4% (2024: 3%), impact on earnings		144					0
Reasonably possible decrease in risk variable percent			5.00%
Decrease by 4% (2024: 3%), impact on earnings		(144)					0
Closing rate | R / $													0.69				0
Currency risk | Contingent Consideration Liability (Eva) | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,687	1,687	R 1,687	1,687	1,687	1,687	781	R 781	781	781	781
Reasonably possible increase in risk variable percent			5.00%					4.00%
Increase by 4% (2024: 3%), impact on earnings		84					31
Reasonably possible decrease in risk variable percent			5.00%					4.00%
Decrease by 4% (2024: 3%), impact on earnings		(84)					(31)
Closing rate | australianDollarPerUSDollar																0.69				0.66
Currency risk | Contingent Consideration Liability (Mponeng) | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	433	433	R 433	433	433	433	676	R 676	676	676	676
Reasonably possible increase in risk variable percent			3.00%					4.00%
Increase by 4% (2024: 3%), impact on earnings		13					27
Reasonably possible decrease in risk variable percent			3.00%					4.00%
Decrease by 4% (2024: 3%), impact on earnings		(13)					(27)
Closing rate | R / $													16.39				17.75
Currency risk | Contingent consideration liability | Rand Against AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent			5.00%					3.00%
Currency risk | Streaming Arrangements (MAC Copper) | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 5,736	5,736	R 5,736	R 5,736	R 5,736	R 5,736	0	R 0	R 0	R 0	R 0
Reasonably possible increase in risk variable percent			5.00%
Increase by 4% (2024: 3%), impact on earnings		287					0
Reasonably possible decrease in risk variable percent			5.00%
Decrease by 4% (2024: 3%), impact on earnings		R (287)					R 0
Closing rate | australianDollarPerUSDollar																0.69				0